UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
                                                     ---------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
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               (Exact name of registrant as specified in charter)

                           399 Park Avenue, 7th Floor
                               New York, NY 10043
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               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      CitiGroup Alternative Investments LLC
                           399 Park Avenue, 7th Floor
                               New York, NY 10043
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 816-4999
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005

--------------------------------------------------------------------------------

                                                                       COST          FAIR VALUE       % OF MEMBERS'
                                                                                                         CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
      FIXED INCOME ARBITRAGE
               PIMCO Global Relative Value Fund, L.L.C. - b       $  9,250,000      $  9,658,814          4.85%

      EVENT DRIVEN
               Canyon Value Realization Fund, L.P. - b            $  5,150,000      $  6,113,562          3.07%
               Centaurus Alpha Fund L.P. - a                        10,500,000        11,652,463          5.85%
               GoldenTree High Yield Partners, L.P. - b              2,460,000         3,678,735          1.85%

      EQUITY ARBITRAGE
               Frontpoint Utility & Energy, L.P. - b              $  8,000,000      $  9,179,161          4.61%

      DISCRETIONARY
               Basswood Opportunity Partners L.P.- b              $ 12,000,000      $ 12,978,572          6.52%
               Chilton Small Cap Partners, L.P. Class A - c          8,720,000        10,854,332          5.45%
               Delta Fund Europe L.P. - b                           10,500,000        10,658,472          5.35%
               Delta Institutional, L.P. - b                        12,100,000        17,336,296          8.71%
               North Sound Legacy Institutional,  L.L.C. - b        14,000,000        15,097,275          7.59%
               The Capital Hedge Fund Ltd - a                       17,506,091        17,451,472          8.77%
               Trellus Partners L.P.- d                             10,000,000         9,602,741          4.83%
               CFM Ventus Fund LP. - a                               5,000,000         5,185,760          2.61%
               Telluride Capital Fund LLC - a                       10,000,000        10,017,582          5.03%
               Torrey Pines Fund LLC - b                             4,000,000         3,987,033          2.00%

                                                                  --------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                             $139,186,091      $153,452,270         77.09%

SHORT TERM INVESTMENTS
               BlackRock PIF Temp Fund                            $     48,875      $     48,875          0.02%
                                                                  --------------------------------------------
TOTAL INVESTMENTS                                                 $139,234,966      $153,501,145         77.11%

OTHER ASSETS, LESS LIABILITIES                                                      $ 45,562,198         22.89%
                                                                                    --------------------------

MEMBERS' CAPITAL                                                                    $199,063,343        100.00%
                                                                                    ==========================

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005

--------------------------------------------------------------------------------

                                                                       COST          FAIR VALUE       % OF MEMBERS'
                                                                                                         CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
      FIXED INCOME ARBITRAGE
         Concordia I, L.P. - a                                    $  3,130,000      $  3,392,537          4.66%
         PIMCO Global Relative Value Fund, L.L.C. - b                4,060,000         4,236,273          5.82%
         Highland Opportunity Fund LP. - b                           4,000,000         4,012,908          5.51%

      EVENT DRIVEN
         Brencourt Multi-Strategy, L.P. - b                       $    800,000      $  1,036,437          1.42%
         Canyon Value Realization Fund, L.P. - b                     1,300,000         1,678,421          2.30%
         Centaurus Alpha Fund L.P. - a                               6,000,000         6,108,154          8.39%
         GoldenTree High Yield Partners, L.P. - b                    1,350,000         2,039,079          2.80%
         Lydian Partners II, L.P. - b                                1,300,000         1,337,963          1.84%

      EQUITY ARBITRAGE
         Frontpoint Utility & Energy, L.P. - b                    $  5,050,000      $  5,892,006          8.09%
         Pentangle Partners, L.P. - a                                5,817,000         6,309,820          8.66%

      DISCRETIONARY
         Basswood Opportunity Partners L.P.- b                    $  3,500,000      $  3,772,820          5.18%
         Chilton Small Cap Partners, L.P. Class A - c                3,620,000         4,802,143          6.59%
         Delta Institutional, L.P. - b                               2,290,000         3,949,895          5.42%
         North Sound Legacy Insitutional Fund, L.L.C. - b            4,500,000         5,003,836          6.87%
         CFM Ventus Fund LP. - a                                     5,000,000         5,185,759          7.12%

                                                                  --------------------------------------------
    TOTAL INVESTMENTS IN INVESTMENT FUNDS                         $ 51,717,000      $ 58,758,051         80.67%

    SHORT TERM INVESTMENTS
         BlackRock PIF Temp Fund                                  $     82,450      $     82,450          0.11%
                                                                  --------------------------------------------
    TOTAL INVESTMENTS                                             $ 51,799,450      $ 58,840,501         80.78%

    OTHER ASSETS, LESS LIABILITIES                                                  $ 13,998,123         19.22%
                                                                                    ------------     ---------

    MEMBERS' CAPITAL                                                                $ 72,838,624        100.00%
                                                                                    ============     =========

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Citigroup Alternative Investments Multi-Adviser Hedge Fund
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              Portfolios LLC
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By (Signature and Title)* /s/ David Vogel
                          ------------------------------------------------------
                               David Vogel, Chief Operating Officer
                               (principal executive officer)

Date   July 29, 2005
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ David Vogel
                          ------------------------------------------------------
                               David Vogel, Chief Operating Officer
                               (principal executive officer)

Date   July 29, 2005
     ---------------------------------------------------------------------------


By (Signature and Title)* /s/ Jennifer Magro
                          ------------------------------------------------------
                               Jennifer Magro, Director - Funds of Hedge Funds (principal financial officer)

Date   July 29, 2005
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.